Financial instruments - Fair values and risk management - Movement in the loss allowance account (Details) - Allowance for impairment - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balance at January 1	$ 1,592,119	$ 518,968
Additions from acquisition (note 34(C))	0	1,263,570
Net remeasurement of loss allowance	782,488	(136,493)
Amounts written off	(41,776)	(33,808)
Exchange differences	91,278	(20,118)
Balance at December 31	$ 2,424,109	$ 1,592,119